LEASES (Tables)	6 Months Ended
Jun. 30, 2021
Leases [Abstract]
Schedule of Components of Lease Expense and Supplemental Cash Flow Information

The components of lease expense and supplemental cash flow information related to leases for the six months ended June 30, 2021 and 2020 were as follows:

	Six months ended June 30,
	2020	2021
Components of lease expense
Operating lease cost	$2,689	$2,658
Short-term lease	$10	$61
Total lease expenses	$2,699	$2,719

	Six months ended June 30,
	2020	2021
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities	$2,683	$2,624

Supplemental non-cash information related to lease liabilities arising from obtaining ROU assets	$267	$18,319

Schedule of Maturities of Lease Liabilities

Maturities of lease liabilities as of June 30, 2021 were as follows:

The remainder of 2021	2,370
2022	4,318
2023	3,624
2024	2,648
2025	2,520
2026 and thereafter	12,338
Total operating lease payments	27,818
Less: imputed interest	4,676
Present value of lease liability	$23,142